NET INCOME PER COMMON SHARE (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	3 Months Ended								12 Months Ended
	Dec. 28, 2019	Sep. 28, 2019	Jun. 29, 2019	Mar. 30, 2019	Dec. 29, 2018	Sep. 29, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 28, 2019	Dec. 29, 2018	Dec. 30, 2017
Net Income Per Common Share
Net (loss) income	$ 162.5	$ 144.6	$ 143.4	$ (146.9)	$ 97.1	$ 149.5	$ 95.6	$ 125.2	$ 303.6	$ 467.4	$ 281.8
Weighted average number of common shares outstanding									84.0	87.3	88.3
Dilutive shares (additional common shares issuable under stock-based awards)									1.0	1.3	1.8
Weighted average number of common shares outstanding, assuming dilution									85.0	88.6	90.1
Net income per common share (in dollars per share)	$ 1.95	$ 1.72	$ 1.70	$ (1.74)	$ 1.13	$ 1.71	$ 1.09	$ 1.42	$ 3.61	$ 5.35	$ 3.19
Net income per common share, assuming dilution (in dollars per share)	$ 1.92	$ 1.71	$ 1.69	$ (1.74)	$ 1.11	$ 1.69	$ 1.07	$ 1.40	$ 3.57	$ 5.28	$ 3.13